EXEMPT PARTY-IN-INTEREST TRANSACTIONS	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EXEMPT PARTY-IN-INTEREST TRANSACTIONS	EXEMPT PARTY-IN-INTEREST TRANSACTIONS
Certain Plan investments are shares of MVBF common stock. The Company is the Plan sponsor and therefore qualifies as a related party / party-in-interest. As of December 31, 2025 and 2024, the Plan held an investment of 12,645 and 11,382 shares, respectively, of MVBF common stock with the fair value of $326,625 and $235,604, respectively. During the year ended December 31, 2025, the Plan recorded dividend income from its investment in MVBF common stock of $8,223. In addition, certain investments of the Plan are various funds of Fidelity Investments, an affiliate of Fidelity Management Trust, the trustee of the Plan. Such investment transactions, therefore, qualify as party-in-interest transactions. Fees paid by the Plan to the trustee or its affiliates for participant-initiated transactions were $79,229 for the year ended December 31, 2025. Fees paid by the Plan for investment management services were included as a reduction of the return earned on each fund.